Loans, Financings and Debentures - Summary of the Currencies and Indexors Used for Monetary Updating of Loans and Financings (Detail)	Dec. 31, 2017	Dec. 31, 2016
US dollar [member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	1.50%	(16.54%)
Euro [member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	15.41%	(19.10%)
IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	2.95%	6.29%
CDI [member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	9.93%	14.06%